Commitments and Contingencies, textuals 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases Future Minimum Payments Receivable [Abstract]
Minimum Future Revenues Year One	$ 54,090
Minimum Future Revenues Year Two	26,504
Minimum Future Revenues Year Three	$ 6,175